UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05021

BNY Mellon Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/19

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Short-Intermediate Municipal Bond Fund

SEMIANNUAL REPORT September 30, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Short-Intermediate Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Short-Intermediate Municipal Bond Fund (formerly Dreyfus Short-Intermediate Municipal Bond Fund), covering the six-month period from April 1, 2019 through September 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets seesawed somewhat during the reporting period. Stocks started off by gaining ground, as investors continued to respond positively to a shift in stance by the U.S. Federal Reserve (the “Fed”) that occurred early in 2019 when it indicated it would make future interest-rate moves “data dependent.” This suggested further rate hikes were unlikely and rate reductions were on the table. Stock prices pulled back in May, as trade tensions between the U.S. and China escalated, but markets resumed their upward trajectory in June and July, when a trade deal appeared more likely, and the pace of U.S. economic growth remained steady. Nevertheless, concerns continued to emerge over slowing global growth, resulting in bouts of market volatility in August. But stocks rebounded in September, supported in part by central bank policy.

In the fixed-income market, indices generally rose during the reporting period, as mixed economic data and the Fed’s new data-dependent stance regarding future policy moves suggested the economy could be slowing. Markets had been expecting a loosening of monetary policy, and at the end of July, the Fed cut the federal funds rate by 25 basis points, a move it repeated in mid-September. Concerns about the pace of global economic growth also fueled demand for fixed-income instruments during much of the reporting period, resulting in strong bond market returns.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
October 15, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from April 1, 2019 through September 30, 2019, as provided by Thomas Casey and Jeffrey Burger, primary portfolio managers

Market and Fund Performance Overview

For the six-month period ended September 30, 2019, BNY Mellon Short-Intermediate Municipal Bond Fund’s (formerly, Dreyfus Short-Intermediate Municipal Bond Fund) Class A shares produced a total return of 1.30%, Class D shares returned 1.37%, Class I shares returned 1.42% and Class Y shares returned 1.42%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays Municipal Bond: 3 Year Index (2-4) (the “Index”), which is not subject to fees and expenses like a mutual fund, produced a total return of 1.42% for the same period.2

Municipal bonds experienced strong performance throughout the reporting period amid robust demand and steady economic fundamentals. While the fund’s A and D shares underperformed the Index, its I and Y shares matched the Index’s performance, largely on favorable security selection.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal personal income tax. The fund invests only in municipal bonds rated investment grade or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. at the time of purchase. The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

The portfolio managers focus on identifying undervalued sectors and securities and minimizing the use of interest-rate forecasting. The portfolio managers select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. They also actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Robust Demand Drove Municipal Bonds

The municipal bond market continued to benefit from robust demand by investors in states with high income tax rates. These investors began moving increasingly into municipal bonds in 2018, as a way to shelter income from federal taxes in the wake of the Tax Cuts and Jobs Act of 2017, which capped the deductibility of state and local taxes. This increase in demand has persisted in 2019.

Strong fundamentals and healthy interest from global investors also helped support the market, as did the market’s relative calm, as investors maintained a bias toward risk aversion in light of volatility in other markets. Despite strong performance over this period, municipal bonds remained attractively valued relative to other fixed-income asset classes.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Supply increased somewhat during the reporting period but may have been inhibited by the absence of advance refunding, which was eliminated by the Tax Cuts and Jobs Act of 2017. In the past, advance refunding allowed issuers to replace higher-yielding tax-exempt debt with lower-yielding tax-exempt debt. Without the advance refunding, some entities have taken advantage of low yields by issuing taxable debt instead of tax-exempt debt.

Generally, fundamentals in the municipal bond market remained healthy. Steady but slower economic growth supported tax revenues, fiscal balances and “rainy day” funds. Mixed economic data was also advantageous for the market, as it made the relative safety of municipal bonds more attractive. It also led the Federal Reserve (the “Fed”) to cut the federal funds rate by a quarter point twice during the reporting period.

The Fund’s Slightly Lower Duration Hindered Results

The fund’s shorter duration versus the Index had a slightly negative effect on relative performance. The fund maintains a broader distribution of bond maturities than the Index, and the holdings at the shorter end of the yield curve lagged when the Fed cut the federal funds rate. Relative performance was also slightly inhibited by its underweight in lower-quality issues.

Security selection was the primary positive contributor to performance. Specifically, holdings of Chicago Water, Houston Utility and California general obligation bonds were the strongest contributors. An overweight in a lower-quality Michigan transportation project also added to the fund’s returns. The fund’s allocation to revenue bonds versus general obligation bonds had a neutral effect on performance.

A Positive Outlook

We continue to be positive about the municipal bond market, given the strong demand and manageable supply. We believe retail investors in high-tax states will continue to fuel demand as they seek ways to shelter income. Despite some economic slowing, fundamentals are also likely to remain strong; we anticipate that the Fed will continue with at least one more “insurance cut,” which should provide some support.

October 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares. Class D, I and Y shares are not subject to any initial or deferred sales charge. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect until August 1, 2020, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The Bloomberg Barclays Municipal Bond: 3 Year Index (2-4) covers the U.S. dollar-denominated 2-4 year, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Short-Intermediate Municipal Bond Fund from April 1, 2019 to September 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended September 30, 2019

	Class A	Class D	Class I	Class Y
Expense paid per $1,000†	$3.22	$2.47	$1.96	$1.96
Ending value (after expenses)	$1,013.00	$1,013.70	$1,014.20	$1,014.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended September 30, 2019

	Class A	Class D	Class I	Class Y
Expense paid per $1,000†	$3.23	$2.48	$1.97	$1.97
Ending value (after expenses)	$1,021.80	$1,022.55	$1,023.05	$1,023.05

†Expenses are equal to the fund‘s annualized expense ratio of .64% for Class A, .49% for Class D, .39% for Class I and .39% for Class Y, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

September 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4%
Alabama - .7%
Jefferson County, GO, Refunding, Ser. A	5.00	4/1/2022	1,800,000	1,951,110
Arizona - 3.0%
Arizona, COP, Refunding, Ser. A	5.00	10/1/2025	5,000,000	6,046,500
Maricopa County Unified School District No. 4, GO, Ser. A	5.00	7/1/2025	1,840,000	2,209,969
				8,256,469
Arkansas - .4%
Arkansas Development Finance Authority, Revenue Bonds, Refunding (Washington Regional Medical Center) Ser. B	5.00	2/1/2020	1,070,000	1,082,059
California - 4.0%
California, GO, Refunding	5.00	4/1/2024	1,500,000	1,749,690
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (California Academy of Sciences Project) Ser. B, 1 Month LIBOR x .7 +.38%	1.79	8/1/2021	2,280,000	[a] 2,280,388
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	2,625,000	2,729,974
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2021	2,700,000	2,858,787
Port of Los Angeles, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2021	1,400,000	1,492,848
				11,111,687
Colorado - 2.1%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System) Ser. A	5.00	1/1/2024	2,145,000	2,462,524
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2022	3,000,000	3,315,660
				5,778,184
Connecticut - .8%
Connecticut, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2021	2,000,000	2,134,700

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
District of Columbia - 2.3%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2022	4,635,000	5,114,352
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	1,200,000	1,324,104
				6,438,456
Florida - 8.6%
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2022	1,750,000	1,925,157
Citizens Property Insurance Corp., Revenue Bonds, Ser. A1	5.00	6/1/2020	2,700,000	2,715,525
Citizens Property Insurance Corp., Revenue Bonds, Ser. A1	5.00	6/1/2020	2,450,000	2,507,036
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2022	1,250,000	1,386,275
Hillsborough County Solid Waster & Resource Recovery, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2021	1,240,000	1,319,868
Jacksonville, Revenue Bonds, Refunding	5.00	10/1/2024	3,000,000	3,310,260
Lee County Solid Waste System, Revenue Bonds, Refunding	5.00	10/1/2021	3,150,000	3,339,346
Miami-Dade County, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2020	3,100,000	3,205,741
Orlando Utilities Commission, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2021	2,400,000	2,578,464
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2021	1,500,000	1,608,510
				23,896,182
Georgia - 2.5%
Clarke County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Inc. Project) Ser. A	5.00	7/1/2021	2,000,000	2,125,240
Clarke County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Inc. Project) Ser. A	5.00	7/1/2020	1,800,000	1,848,510
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	4.00	1/1/2021	2,000,000	2,062,020

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Georgia - 2.5% (continued)
Savannah Economic Development Authority, Revenue Bonds, Refunding (International Paper Co.)	1.90	8/1/2024	1,000,000	1,003,610
				7,039,380
Illinois - 11.4%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2023	1,000,000	1,112,290
Chicago II Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2020	1,985,000	2,001,575
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2020	1,000,000	1,036,380
Chicago II Waterworks, Revenue Bonds, Refunding, Ser. 2017-2	5.00	11/1/2021	1,315,000	1,405,051
Chicago II Waterworks, Revenue Bonds, Refunding, Ser. 2017-2	5.00	11/1/2022	1,200,000	1,319,040
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2021	1,795,000	1,875,954
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2025	1,000,000	1,128,530
Illinois Finance Authority, Revenue Bonds, Refunding (OFS Healthcare System) Ser. A	5.00	11/15/2020	2,405,000	2,499,156
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.00	10/1/2020	1,200,000	1,243,608
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.00	10/1/2020	2,590,000	2,684,121
Metropolitan Water Reclamation District of Greater Chicago, GO, Refunding, Ser. A	5.00	12/1/2020	1,850,000	1,926,146
Northern Illinois Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2021	4,800,000	5,158,608
Northern Illinois Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2020	1,000,000	1,040,210
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2022	3,220,000	3,506,129
Springfield II Electric, Revenue Bonds, Refunding	5.00	3/1/2020	2,000,000	2,028,660

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Illinois - 11.4% (continued)
University of Illinois, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2025	1,470,000	1,567,931
				31,533,389
Indiana - 6.7%
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	3,000,000	3,203,550
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System) Ser. A	5.00	11/1/2022	1,135,000	1,257,342
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System) Ser. A	5.00	11/1/2021	1,000,000	1,073,390
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit) Ser. A	4.00	10/1/2024	865,000	972,156
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit) Ser. A	4.00	11/1/2024	800,000	900,656
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit) Ser. A	4.00	11/1/2025	1,295,000	1,486,000
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Refunding (Indianapolis Airport Authority Project) Ser. A1	5.00	1/1/2021	3,870,000	4,040,590
Whiting, Revenue Bonds (BP Products North America)	5.00	11/1/2022	5,000,000	5,492,500
				18,426,184
Louisiana - .4%
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.10	7/1/2024	1,000,000	1,005,030
Maine - .4%
Finance Authority of Maine, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A1	5.00	12/1/2024	1,000,000	1,152,040
Maryland - 2.2%
Baltimore, Revenue Bonds, Refunding (Convention Center Hotel Project)	5.00	9/1/2021	1,000,000	1,063,050
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System) Ser. B	5.00	7/1/2022	1,600,000	1,758,768

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Maryland - 2.2% (continued)
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2023	2,990,000	3,361,806
				6,183,624
Massachusetts - 1.6%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2021	750,000	795,443
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2020	450,000	461,106
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2022	2,770,000	3,033,067
				4,289,616
Michigan - 2.2%
Michigan Finance Authority, Revenue Bonds, Refunding (Henry Ford Health System)	5.00	11/15/2021	1,125,000	1,207,598
Michigan Finance Authority, Revenue Bonds, Refunding (Local Government Loan Program) (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2020	1,000,000	1,026,950
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. 25A	5.00	11/1/2019	1,600,000	1,604,144
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2024	2,000,000	2,274,080
				6,112,772
Minnesota - .4%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	1,000,000	1,181,080
Missouri - 1.9%
Missouri Development Finance Board, Revenue Bonds, Refunding (Branson Landing Project) Ser. A	5.00	6/1/2020	3,960,000	4,054,882
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System)	5.00	11/15/2020	1,070,000	1,112,254
				5,167,136
Nevada - 3.0%
Clark County, GO, Refunding, Ser. A	5.00	11/1/2021	3,100,000	3,334,143
Clark County School District, GO, Refunding, Ser. C	5.00	6/15/2022	1,050,000	1,150,779

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Nevada - 3.0% (continued)
Clark County School District, GO, Refunding, Ser. D	5.00	6/15/2021	3,500,000	3,711,820
				8,196,742
New Jersey - 6.5%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.00	6/15/2021	1,300,000	1,373,242
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.00	6/15/2020	1,275,000	1,304,695
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2021	2,190,000	2,302,588
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp.)	5.00	7/1/2020	2,000,000	2,053,300
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2021	2,280,000	2,443,772
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 2015-1A	5.00	12/1/2020	3,000,000	3,119,010
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	4/1/2021	1,410,000	1,454,584
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	2,500,000	2,870,125
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	1,040,000	1,163,802
				18,085,118
New York - 7.2%
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. F	5.00	11/15/2021	1,000,000	1,075,170
New York City, GO, Refunding (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. J6	1.80	8/1/2024	4,500,000	[b] 4,500,000
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines Inc-Laguardia)	5.00	1/1/2023	3,580,000	3,933,274

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 7.2% (continued)
Port Authority of New York & New Jersey, Revenue Bonds (Consolidated Bonds, 195th Series)	5.00	10/1/2021	2,500,000		2,678,700
Port Authority of New York & New Jersey, Revenue Bonds (Consolidated Bonds, 202nd Series)	5.00	10/15/2021	2,000,000		2,145,700
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. 2003 B2, 1 Month LIBOR x .67 +.35%	1.75	12/3/2019	4,000,000	[a]	4,001,400
TSASC, Revenue Bond, Refunding, Ser. B	5.00	6/1/2020	1,500,000		1,527,090
				19,861,334
Ohio - .5%
Franklin County, Revenue Bonds, Refunding (OhioHealth Corp.)	5.00	5/15/2021	1,275,000		1,349,485
Pennsylvania - 12.4%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2024	2,000,000		2,288,520
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds	5.00	6/1/2023	1,000,000		1,119,030
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2025	1,000,000		1,204,140
Delaware River Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2022	1,000,000		1,082,400
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, 1 Month MUNIPSA +.42%	2.00	9/1/2022	5,000,000	[a]	5,008,800
General Authority of Southcentral Pennsylvania, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2022	1,000,000		1,094,910
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University) Ser. C, 6 Month MUNIPSA +.72%	2.30	9/1/2023	2,000,000	[a]	2,000,020

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Pennsylvania - 12.4% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Inc. Project)	2.15	7/1/2024	2,500,000	2,532,675
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center) Ser. A	5.00	2/1/2022	1,665,000	1,803,595
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2021	2,135,000	2,260,196
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2024	2,000,000	2,329,920
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	10/1/2021	1,200,000	1,284,300
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	8/1/2020	4,335,000	4,467,348
Southeastern Pennsylvania Transportation Authority, Revenue Bonds, Refunding	5.00	3/1/2021	1,350,000	1,419,538
The Philadelphia School District, GO, Refunding, Ser. C	5.00	9/1/2021	4,250,000	4,388,380
				34,283,772
Rhode Island - 1.6%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Lifespan Obligation Group)	5.00	5/15/2021	2,250,000	2,366,370
Rhode Island Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2020	2,020,000	2,066,622
				4,432,992
Tennessee - 1.9%
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2021	2,000,000	2,131,180
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. C	5.00	2/1/2021	2,905,000	3,027,678
				5,158,858
Texas - 12.5%
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2021	1,000,000	1,040,850
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Texas Permanent School Fund Guarantee Program)	4.00	8/15/2022	1,600,000	1,715,168
Dallas Love Field, Revenue Bonds	5.00	11/1/2020	1,000,000	1,038,680

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Texas - 12.5% (continued)
Denton Utility System, Revenue Bonds	5.00	12/1/2021	1,250,000	1,346,725
Grand Parkway Transportation Corp., BAN	5.00	2/1/2023	5,000,000	5,560,350
Houston, GO, Refunding, Ser. A	5.00	3/1/2022	1,500,000	1,630,740
Houston Combined Utility System, Revenue Bonds, Refunding, Ser. A, 1 Month MUNIPSA +.90%	2.48	5/1/2020	5,000,000	[a] 5,002,700
Houston Hotel Occupancy, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2020	1,000,000	1,032,290
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2022	2,910,000	3,148,416
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2021	1,000,000	1,045,990
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	2,500,000	2,947,375
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	3,500,000	3,629,535
Texas, GO	5.00	8/1/2021	4,115,000	4,387,907
Texas A&M University, Revenue Bonds, Refunding, Ser. E	5.00	5/15/2022	1,000,000	1,096,610
				34,623,336
Utah - .8%
Salt Lake City, Revenue Bonds (Salt Lake International Airport) Ser. A	5.00	7/1/2022	2,000,000	2,184,280
Virginia - .4%
Fairfax County Industrial Development Authority, Revenue Bonds, Refunding (Inova Health System Project) Ser. A	5.00	5/15/2021	1,000,000	1,059,250
Washington - 1.3%
Port of Seattle, Revenue Bonds	5.00	4/1/2024	2,000,000	2,299,760
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health) Ser. B1	5.00	8/1/2024	1,040,000	1,185,652
				3,485,412

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
Wisconsin - .7%
Public Finance Authority, Revenue Bonds (KU Campus Development Corp Project)	5.00	3/1/2020	2,000,000	2,029,240
Total Investments (cost $274,988,284)			100.4%	277,488,917
Liabilities, Less Cash and Receivables			(0.4%)	(1,146,845)
Net Assets			100.0%	276,342,072

a Variable rate security—rate shown is the interest rate in effect at period end.

b Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

Portfolio Summary (Unaudited) †	Value (%)
Transportation	14.6
Medical	12.8
General	10.3
General Obligation	8.3
Airport	8.2
Development	7.6
School District	5.9
Education	5.8
Tobacco Settlement	5.5
Utilities	5.3
Power	4.2
Student Loan	3.0
Water	2.4
Facilities	2.2
Pollution	1.7
Bond Bank	1.5
Nursing Homes	.6
Single Family Housing	.5
100.4

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EURIBOR	Euro Interbank Offered Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	NAN	Note Anticipation Notes
MERLOTS	Municipal Exempt Receipts Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RIB	Residual Interest Bonds	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFRRATE	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	274,988,284	277,488,917
Cash		896,181
Interest receivable		3,503,119
Receivable for shares of Beneficial Interest subscribed		381,676
Prepaid expenses		33,209
		282,303,102
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		82,081
Payable for investment securities purchased		5,679,943
Payable for shares of Beneficial Interest redeemed		135,058
Trustees fees and expenses payable		351
Other accrued expenses and other liabilities		63,597
		5,961,030
Net Assets ($)		276,342,072
Composition of Net Assets ($):
Paid-in capital		275,138,743
Total distributable earnings (loss)		1,203,329
Net Assets ($)		276,342,072

Net Asset Value Per Share	Class A	Class D	Class I	Class Y
Net Assets ($)	18,775,105	187,019,691	70,546,286	990
Shares Outstanding	1,445,406	14,401,712	5,431,237	76.45
Net Asset Value Per Share ($)	12.99	12.99	12.99	12.95

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2019 (Unaudited)

Investment Income ($):
Interest Income	2,726,580
Expenses:
Management fee—Note 3(a)	418,568
Shareholder servicing costs—Note 3(c)	116,230
Service plan fees—Note 3(b)	95,105
Professional fees	53,725
Registration fees	36,408
Prospectus and shareholders’ reports	6,398
Trustees’ fees and expenses—Note 3(d)	5,763
Custodian fees—Note 3(c)	4,948
Loan commitment fees—Note 2	540
Miscellaneous	14,108
Total Expenses	751,793
Less—reduction in expenses due to undertaking—Note 3(a)	(87,585)
Less—reduction in fees due to earnings credits—Note 3(c)	(2,548)
Net Expenses	661,660
Investment Income—Net	2,064,920
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	81,817
Net change in unrealized appreciation (depreciation) on investments	1,622,503
Net Realized and Unrealized Gain (Loss) on Investments	1,704,320
Net Increase in Net Assets Resulting from Operations	3,769,240

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Operations ($):
Investment income—net	2,064,920	4,344,946
Net realized gain (loss) on investments	81,817	(1,247,251)
Net change in unrealized appreciation (depreciation) on investments	1,622,503	3,924,686
Net Increase (Decrease) in Net Assets Resulting from Operations	3,769,240	7,022,381
Distributions ($):
Distributions to shareholders:
Class A	(120,316)	(335,269)
Class D	(1,391,841)	(2,860,155)
Class I	(552,774)	(1,174,266)
Class Y	(8)	(260)
Total Distributions	(2,064,939)	(4,369,950)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	3,269,790	14,405,514
Class D	7,121,511	22,274,513
Class I	8,997,361	15,025,093
Distributions reinvested:
Class A	106,537	310,258
Class D	1,292,363	2,627,075
Class I	554,570	1,153,857
Cost of shares redeemed:
Class A	(4,164,300)	(38,628,800)
Class D	(21,068,559)	(59,040,775)
Class I	(9,480,630)	(50,729,082)
Class Y	-	(32,464)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(13,371,357)	(92,634,811)
Total Increase (Decrease) in Net Assets	(11,667,056)	(89,982,380)
Net Assets ($):
Beginning of Period	288,009,128	377,991,508
End of Period	276,342,072	288,009,128

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Capital Share Transactions (Shares):
Class A
Shares sold	251,914	1,126,504
Shares issued for distributions reinvested	8,207	24,238
Shares redeemed	(321,917)	(3,022,376)
Net Increase (Decrease) in Shares Outstanding	(61,796)	(1,871,634)
Class Da
Shares sold	548,586	1,740,286
Shares issued for distributions reinvested	99,592	205,210
Shares redeemed	(1,627,421)	(4,617,107)
Net Increase (Decrease) in Shares Outstanding	(979,243)	(2,671,611)
Class Ia
Shares sold	693,871	1,172,729
Shares issued for distributions reinvested	42,716	90,136
Shares redeemed	(731,080)	(3,966,500)
Net Increase (Decrease) in Shares Outstanding	5,507	(2,703,635)
Class Y
Shares redeemed	-	(2,551)
Net Increase (Decrease) in Shares Outstanding	-	(2,551)

[a]During the period ended September 30, 2019, 30,089 Class D shares representing $389,709 were exchanged for 30,089 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2019		Year Ended March 31,
Class A Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.91	12.79	12.92	13.03	13.02	13.05
Investment Operations:
Investment income—net[a]	.09	.15	.12	.09	.08	.08
Net realized and unrealized gain (loss) on investments	.08	.12	(.13)	(.10)	.04	.04
Total from Investment Operations	.17	.27	(.01)	(.01)	.12	.12
Distributions:
Dividends from investment income—net	(.09)	(.15)	(.12)	(.09)	(.08)	(.08)
Dividends from net realized gain on investments	-	-	-	(.01)	(.03)	(.07)
Total Distributions	(.09)	(.15)	(.12)	(.10)	(.11)	(.15)
Net asset value, end of period	12.99	12.91	12.79	12.92	13.03	13.02
Total Return (%)[b]	1.30[c]	2.16	(.06)	(.05)	.95	.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[d]	.66	.67	.86	.86	.87
Ratio of net expenses to average net assets	.64[d]	.64	.65	.74	.74	.74
Ratio of net investment income to average net assets	1.33[d]	1.19	.95	.70	.61	.59
Portfolio Turnover Rate	21.22[c]	17.10	13.40	33.17	20.92	32.84
Net Assets, end of period ($ x 1,000)	18,775	19,457	43,209	58,714	68,148	40,721

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2019		Year Ended March 31,
Class D Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.91	12.78	12.91	13.03	13.02	13.05
Investment Operations:
Investment income—net[a]	.10	.17	.14	.11	.10	.10
Net realized and unrealized gain (loss) on investments	.08	.13	(.13)	(.11)	.04	.04
Total from Investment Operations	.18	.30	.01	-	.14	.14
Distributions:
Dividends from investment income—net	(.10)	(.17)	(.14)	(.11)	(.10)	(.10)
Dividends from net realized gain on investments	-	-	-	(.01)	(.03)	(.07)
Total Distributions	(.10)	(.17)	(.14)	(.12)	(.13)	(.17)
Net asset value, end of period	12.99	12.91	12.78	12.91	13.03	13.02
Total Return (%)	1.37[b]	2.40	.08	.02	1.10	1.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53[c]	.51	.54	.73	.72	.72
Ratio of net expenses to average net assets	.49[c]	.49	.50	.59	.59	.59
Ratio of net investment income to average net assets	1.46[c]	1.36	1.10	.85	.75	.74
Portfolio Turnover Rate	21.22[b]	17.10	13.40	33.17	20.92	32.84
Net Assets, end of period ($ x 1,000)	187,020	198,508	230,789	272,003	307,975	334,580

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
September 30, 2019		Year Ended March 31,
Class I Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.91	12.79	12.92	13.03	13.02	13.05
Investment Operations:
Investment income—net[a]	.10	.18	.15	.12	.11	.11
Net realized and unrealized gain (loss) on investments	.08	.13	(.13)	(.10)	.04	.04
Total from Investment Operations	.18	.31	.02	.02	.15	.15
Distributions:
Dividends from investment income—net	(.10)	(.19)	(.15)	(.12)	(.11)	(.11)
Dividends from net realized gain on investments	-	-	-	(.01)	(.03)	(.07)
Total Distributions	(.10)	(.19)	(.15)	(.13)	(.14)	(.18)
Net asset value, end of period	12.99	12.91	12.79	12.92	13.03	13.02
Total Return (%)	1.42[b]	2.41	.18	.20	1.20	1.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[c]	.43	.46	.63	.64	.65
Ratio of net expenses to average net assets	.39[c]	.39	.40	.49	.49	.49
Ratio of net investment income to average net assets	1.56[c]	1.44	1.20	.96	.85	.84
Portfolio Turnover Rate	21.22[b]	17.10	13.40	33.17	20.92	32.84
Net Assets, end of period ($ x 1,000)	70,546	70,043	103,960	157,049	136,235	38,154

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2019		Year Ended March 31,
Class Y Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	12.87	12.79	12.92	13.03	13.02	13.05
Investment Operations:
Investment income—net[a]	.10	.19	.16	.12	.11	.11
Net realized and unrealized gain (loss) on investments	.08	.08	(.14)	(.10)	.04	.04
Total from Investment Operations	.18	.27	.02	.02	.15	.15
Distributions:
Dividends from investment income—net	(.10)	(.19)	(.15)	(.12)	(.11)	(.11)
Dividends from net realized gain on investments	-	-	-	(.01)	(.03)	(.07)
Total Distributions	(.10)	(.19)	(.15)	(.13)	(.14)	(.18)
Net asset value, end of period	12.95	12.87	12.79	12.92	13.03	13.02
Total Return (%)	1.42[b]	2.10	.19	.20	1.21	1.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65[c]	.65	.54	.71	.65	.70
Ratio of net expenses to average net assets	.39[c]	.39	.40	.49	.49	.49
Ratio of net investment income to average net assets	1.57[c]	1.51	1.20	.95	.85	.83
Portfolio Turnover Rate	21.22[b]	17.10	13.40	33.17	20.92	32.84
Net Assets, end of period ($ x 1,000)	1	1	34	55	70	95

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Short-Intermediate Municipal Bond Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus Short-Intermediate Municipal Bond Fund to BNY Mellon Short-Intermediate Municipal Bond Fund and reclassified the fund as a standalone fund. In addition, The Dreyfus Corporation, fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.” MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class D, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class D shares are sold at net asset value per share directly by the Adviser and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

As of September 30, 2019, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all outstanding Class Y shares of the fund.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	–	277,488,917	–	277,488,917

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1,379,176 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2019. The fund has short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2019 was as follows: tax-exempt income $4,369,950. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended September 30, 2019.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended September 30, 2019, the fund did not borrow under the Facilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from April 1, 2019 through August 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .39% of the value of the fund’s average daily net assets. On or after August 1, 2020, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $87,585 during the period ended September 30, 2019.

During the period ended September 30, 2019, the Distributor retained $27 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .10% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of shares owned by shareholders with whom the Service Agent has a servicing relationship or for whom the Service Agent is the dealer or holder of record and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. Pursuant to the Plan, Class D shares bear (i) the costs of preparing, printing and distributing prospectuses and statements of additional information used other than for regulatory purposes or distribution to existing shareholders, and (ii) the costs associated with implementing and operating the Plan (such as costs of printing and mailing service agreements), the aggregate of such amounts not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the value of its average daily net assets for any full fiscal year. During the period ended September 30, 2019, Class D shares were charged $95,105 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2019, Class A shares were charged $22,665, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended September 30, 2019, the fund was charged $20,222 for transfer agency services These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2019, the fund was charged $4,948 pursuant to the custody agreement. These fees were partially offset by earnings credits of $2,548.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended September 30, 2019, the fund was charged $1,294 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended September 30, 2019, the fund was charged $6,113 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $68,131, Service Plan fees $15,379, Shareholder Services Plan fees $3,763, custodian fees $2,400, Chief Compliance Officer fees $3,378 and transfer agency fees 7,522, which are offset against expense reimbursement currently in effect in the amount of $18,492.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2019, amounted to $59,223,731 and $64,707,723, respectively.

At September 30, 2019, accumulated net unrealized appreciation on investments was $2,500,633, consisting of $2,639,486 gross unrealized appreciation and $138,853 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 23-24, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median for all periods, but below the Performance Universe median for all periods, except for the one- and ten-year periods, when performance was above the median. The Board also considered that the fund’s yield performance was above the Performance Group median for all ten one-year periods ended May 31st and above the Performance Universe median for six of the ten one-year periods ended May 31st. The Board considered the relative proximity of the fund’s performance to the Performance Universe median in certain periods when total return or yield performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was at the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Representatives of the Adviser stated that the Adviser has contractually agreed, until August 1, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .39% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

For More Information

BNY Mellon Short-Intermediate Municipal Bond Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DMBAX Class D: DSIBX Class I: DIMIX Class Y: DMYBX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 6219SA0919

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Short-Intermediate Municipal Bond Fund

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      November 25, 2019

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      November 25, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)